Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements (the “financial statements”) for the six months ended June 30, 2026 have been prepared in accordance with International Accounting Standard 34, “
Interim Financial Reporting”
(“IAS 34”). The material accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2025.
No new standards, amendments or interpretations have had an impact on the financial statements for the six months ended June 30, 2026. The financial statements comprise the financial statements of the Group at June 30, 2026. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.
The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2025.
In the opinion of management, these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of operations, financial position and cash flows. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that can be expected for the Company’s fiscal
year ending December 31, 2026.

Going concern
Going concern
The Company’s consolidated financial statements have been presented on the basis that it is a going concern. The Company has not generated any revenues from operations to date and does not expect to in the foreseeable future. As such, the Company has incurred recurring net losses, has an accumulated deficit totaling £253.7 million and cash flows used in operating activities of £5.2 million as of and for the six months ended June 30, 2026. The Company had £19.5 million of cash and cash equivalents at June 30, 2026.
In reviewing the going concern assessment the Company’s board of directors have considered a going concern period of 12 months from the issuance of these financial statements. Based on its current operating budgets and development plans, the Company’s cash and cash equivalents on hand will be sufficient to fund its anticipated operations for the entirety of the going concern assessment period. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements.
As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need additional capital beyond the going concern assessment period. The Company may also need to raise additional funds if it chooses to expand its current development program. There can be no assurances, however, that additional funding will be available on acceptable terms
.

Judgements and estimates
Judgements and estimates
The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most material effect on the amounts included within these financial statements were the same as those that applied to the annual financial statements for the year ended December 31, 2025.